Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net earnings	$ 131,247	$ 299,028	$ 121,305
Items not involving cash:
Depreciation and amortization	181,527	172,459	165,541
Share-based compensation (note 14)	8,301	14,604	4,779
Amortization of deferred charges (note 7)	10,342	9,477	8,574
Amounts reclassified from other comprehensive loss to interest expense	4,259	5,330	8,310
Unrealized change in fair value of financial instruments	(13,064)	(187,522)	11,215
Gain on vessel			(9,773)
Equity (income) loss on investment (note 8(a))	(256)	670	259
Refinancing expenses and recoveries (note 7)	(398)	2,017
Operating leases (note 11(c))	(1,428)
Other	10,614	720
Changes in assets and liabilities:
Accounts receivable	(9,593)	(4,577)	5,773
Lease receivable	21,170	15,675	14,640
Prepaid expenses	856	(1,769)	6,226
Other assets and deferred charges	(9,380)	(2,716)	(5,846)
Accounts payable and accrued liabilities	9,046	6,071	(18,247)
Deferred revenue	3,188	(1,188)	(2,746)
Other long-term liabilities	(3,472)	(610)	1,173
Cash from operating activities	342,959	327,669	311,183
Financing activities:
Senior unsecured notes issued (note 10(c))	345,000
Preferred shares issued, net of issuance costs (note 12(b))	130,415	47,862	74,700
Common shares issued, net of issuance costs (note 12(a))	4,245	73,179
Draws on credit facilities	507,040	164,000	113,672
Repayment of credit facilities	(872,659)	(67,406)	(44,569)
Repayment of other long-term liabilities (note 11)	(393,382)	(39,988)	(53,516)
Shares repurchased, including related expenses (note 12(b))		(8,950)	(172,812)
Financing fees (note 7)	(17,405)	(23,334)	(3,817)
Dividends on common shares	(62,310)	(44,379)	(51,772)
Dividends on preferred shares	(50,443)	(38,493)	(33,250)
Proceeds from sale-leaseback of vessels (note 11(c))	330,000
Swaption premium payment			(10,000)
Cash from (used in) financing activities	(79,499)	62,491	(181,364)
Investing activities:
Expenditures for vessels	(371,135)	(255,593)	(209,599)
Short-term investments	10,463	24,425	(35,737)
Cash acquired on acquisition of Seaspan Management Services Ltd.			23,911
Restricted cash	60,000	(1,755)	(7,100)
Loans to affiliate (note 4)	(210,713)	(93,700)
Repayment from loans to affiliate (note 4)	850	39,633
Other assets	(27,550)	(3,724)	(1,039)
Investment in affiliate (note 8(a))		(4,444)
Cash used in investing activities	(538,085)	(295,158)	(229,564)
Increase (decrease) in cash and cash equivalents	(274,625)	95,002	(99,745)
Cash and cash equivalents, beginning of year	476,380	381,378	481,123
Cash and cash equivalents, end of year	201,755	476,380	381,378
Supplemental cash flow information (note 14(b))	$ 0	$ 0	$ 0